Share Capital, Treasury Stock and Share Premium	12 Months Ended
Jun. 30, 2018
DisclosureOf Share Capital Treasury Stock and Share Premium [Abstract]
Disclosure of share capital, reserves and other equity interest [Text Block]

25. Share Capital, Treasury Stock and Share Premium

	Number of ordinary shares issued	Share Capital	Number of Treasury Stock	Treasury Stock	Share Premium
		(US$’000)		(US$’000)	(US$’000)

At June 30, 2017	110,766,600	-	650,746	(281)	160,971

At June 30, 2018	110,766,600	-	650,746	(281)	160,971

The authorized share capital of the Company is US$50,000 divided into 450,000,000,000 ordinary and 50,000,000,000 preferred shares with par value of US$0.0000001 per share. There are 110,776,000 ordinary shares issued at June 30, 2018 and
June 30,
2017. There are no preferred shares issued at June 30, 2018 and 2017. There are 110,115,854 ordinary shares and 110,115,854 ordinary shares outstanding at June 30, 2018 and 2017, respectively.

Share Repurchase Program

The Company’s Board authorized a share repurchase program on June 8, 2016, under which the Company may repurchase up to $10 million of its outstanding American Depositary Shares through December 31, 2017. During the period, the Company has repurchased 325,373 ADS (or 650,746 ordinary shares) with total cost of $281,091 from the open market. The repurchased ADS are kept as Treasury Stock.